Loans and asset quality - Information about Past Due Loans (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 66,879	$ 66,063
Total past due
Financing Receivable, Past Due [Line Items]
Total past due loans	440	115
Total past due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	339	0
Total past due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	52	44
Total past due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	29	55
Total past due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	12	11
Total past due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	8	5
30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	433	113
30 to 59 Days Past Due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	339	0
30 to 59 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	52	43
30 to 59 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	26	54
30 to 59 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	9	11
30 to 59 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	7	5
60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	7	2
60 to 89 Days Past Due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
60 to 89 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	0	1
60 to 89 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	3	1
60 to 89 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	3	0
60 to 89 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	1	0
Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 0	$ 0